Consolidated Statement of Comprehensive Income (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Diluted earnings per share	$ 0.04	$ 0.126	$ 0.31	$ 0.29	$ 0.03	$ (1.30)	$ (0.17)